Convertible Promissory Note (Detail Textuals) - Convertible promissory note $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended
	May 17, 2017 CNY (¥)	May 17, 2017 USD ($)	Feb. 16, 2017 USD ($) Shareholder	Feb. 16, 2017 CNY (¥)	Feb. 16, 2017 USD ($) $ / shares
Convertible Promissory Note [Line Items]
Aggregated principal amount				¥ 312,624	$ 48,000
Number of existing convertible redeemable preferred shareholder | Shareholder			1
Interest rate				15.00%	15.00%
Maturity period			90 days
Percentage of conversion price			97.00%
Expected proceeds from sale of securities, qualified financing value | $			$ 100,000
Repayments of convertible debt	¥ 12,389	$ 1,800
Series C convertible redeemable preferred shares
Convertible Promissory Note [Line Items]
Percentage of conversion price discount not be applicable to preferred shares			3.00%
Series B convertible redeemable preferred shares
Convertible Promissory Note [Line Items]
Conversion price | $ / shares					$ 2.751